OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related expenses	$ 14,001	$ 13,570	$ 12,157
Income taxes including the provision for uncertain tax positions	397	740	2,699
Professional services	1,630	1,497	2,309
Warranties	5,223	5,389	6,459
VAT, sales and consumptions taxes	1,731	1,462	1,750
Commissions (external)	996	473	2,447
Royalties	1,476	1,363	1,156
Restructuring costs			560
Fair value of financial derivatives	832	461	1,212
Accrued expenses	12,823	11,416	6,581
Total other accounts payable and accrued expenses	$ 39,109	$ 36,371	$ 37,330